Long-term bank loans	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Long-term bank loans
18.
Long-term bank loans

Type of loans	Period and payment term	December 31, 2023	December 31, 2024
		NT$000	NT$000
Government granted bank loans	Borrowing period is from March 11, 2020 to July 15, 2033; interest is repayable monthly; principal is repayable monthly from March 15, 2023	14,972,311	13,790,193
Less: Unamortized interest on government granted bank loans		(60,592)	(31,612)
Less: Current portion		(2,263,718)	(3,326,042)
		12,648,001	10,432,539
Interest rate range		1.2%~1.75%	1.325%~1.875%
Unused credit lines of long-term bank loans
NT$000		7,232,770	7,863,170

a)
On January 1, 2019, Ministry of Economic Affairs, ROC (“MOEA”) implemented the Action Plan for Welcoming Overseas Taiwanese Businesses to Return to Invest in Taiwan and companies are subsidized with preferential interest loans for qualified investment projects. The Company has obtained the qualification from the MOEA, and signed loan agreements with financial institutions during January 2020 and December 2024 with the line of credit amounted to NT$25.44 billion and terms from seven to ten years. Funding from these loans was used to invest in machineries, equipment and plant expansions and broaden the Company’s working capital.
b)
Information about the items that are pledged to others as collaterals for long-term bank loans is provided in Note 35.